Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 5,650,328	$ 5,618,669	$ 5,703,798
R&D reimbursement receivable			237,834
Prepaid expenses and other current assets	84,270	167,143	5,384
Deferred financing costs, net of accumulated amortization			252,248
Total Current Assets	5,734,598	5,785,812	6,199,264
Property and equipment, net of accumulated depreciation		3,010	1,233
Total Assets	5,734,598	5,788,822	6,200,497
Current Liabilities:
Accounts payable and accrued expenses	793,630	897,044	644,511
Accounts payable and accrued expenses - related party	31,185	31,185
Notes payable	36,950	140,000
Convertible notes payable, net of unamortized discount			124,363
Derivative liabilities	2,957,977	3,574,958	4,439,613
Total Current Liabilities	3,819,742	4,643,187	5,208,487
Total Liabilities	3,819,742	4,643,187
Commitments and contingencies
Stockholders' Equity:
Preferred stock value
Common stock value	235,844	213,916	136,648
Additional paid-in capital	60,895,513	56,675,182	48,237,620
Deficit accumulated during the development stage	(59,216,501)	(55,743,463)	(47,382,258)
Total Stockholders' Equity	1,914,856	(1,145,635)	992,010
Total Liabilities and Stockholders' Equity	$ 5,734,598	$ 5,788,822	$ 6,200,497